Convertible Debt	12 Months Ended
Dec. 31, 2018
Disclosure of Convertible Debt [Abstract]
Convertible Debt
8.	Convertible Debt

Details of the Convertible Debt are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Convertible Debt – beginning of period	$49,067	$42,154
Transition to IFRS 9 (Note 2)	1,346	-
Convertible Debt – adjusted beginning of period	50,413	42,154
Change due to modification (Note 7)	3,142	-
Accretion and capitalized interest	3,429	6,913
Convertible Debt – end of period	56,984	49,067
Less current portion	(56,984)	(49,067)
Non-current portion	$-	$-

Since October 2008, the Company has issued $25.0 million of secured convertible debentures to Glencore.  The Company has provided security on these debentures covering all of the assets of PolyMet.
These debentures bear interest at twelve month U.S. dollar LIBOR plus 4.0% through July 31, 2015, twelve month U.S. dollar LIBOR plus 8.0% through December 31, 2015, twelve month U.S. dollar LIBOR plus 15.0% beginning January 1, 2016, and twelve month U.S. dollar LIBOR plus 10.0% beginning April 1, 2018.  Interest is compounded quarterly and payable in cash or by increasing the principal amount of the debentures, at Glencore’s option.  Since inception, $31.248 million of interest has been capitalized to the principal amount of the debenture.  All borrowing costs were eligible for capitalization and 100% of these costs were capitalized during the twelve months ended December 31, 2018.
The due date of these debentures was the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent, on which date all principal and interest accrued to such date will be due and payable.  Upon receipt of ten days notice of PolyMet’s intention to repay the debentures, Glencore can exercise the Exchange Warrant and exchange the initial principal and capitalized interest into common shares of PolyMet at $1.2696 per share.  Glencore has the right to exchange some or all of the debentures at any time under the same conversion terms.  The Company has the right to require exchange of all of the debentures upon receipt of permits required to commence construction of NorthMet and construction finance acceptable to Glencore under the same conversion terms.
Subsequent to December 31, 2018, PolyMet and Glencore agreed to extend the maturity date of the secured convertible debt to provide the Company time to prepare for and complete a rights offering by June 30, 2019, fully backstopped by Glencore, to raise sufficient funds to repay the secured convertible debt.  See additional discussion in Note 16.